Trade and other receivables (Details) - ZAR (R) R in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payroll debtors	R 273	R 361	R 322
Interest receivable	90	90	54
Financial assets	7,032	6,279	6,147
Prepayments	1,219	433	335
Value added tax	649	788	929
Total trade and other receivables	8,900	7,500	7,411
NCI of DRDGOLD
Disclosure of disaggregation of revenue from contracts with customers [line items]
Prepayments	610
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	0	0	44
PGMs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	5,353	4,304	4,823
PGM sales concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	3,407	3,564	3,794
PGM sales other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	1,946	740	1,029
Zinc concentrate sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	108	0	0
Sandouville metals sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	261	135	0
Other trade and non-trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	R 947	R 1,389	R 904